UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     October 22, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total: $    471,525,520

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
AT&T Inc.			      Common Stock	00206R102 $11,607,452 	 	  274,343     Sole	   	     Sole
Abbott Laboratories		      Common Stock	002824100 $11,048,937 	 	  206,060     Sole		     Sole
American Express Co.		      Common Stock	025816109 $17,811,000 	    	  300,000     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103 $ 2,645,568 		   57,600     Sole		     Sole
BP Amoco			      Common Stock	055622104 $11,117,360 		  160,308     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104 $21,000,494 		  417,754     Sole		     Sole
Bristol-Myers Squibb Co.	      Common Stock	110122108 $10,482,987 		  363,740     Sole		     Sole
Broadridge Financial		      Common Stock	11133T103 $   272,880 		   14,400     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101 $ 3,325,432 	 	   42,400     Sole		     Sole
ChevronTexaco Corp.		      Common Stock	166764100 $10,595,876 	 	  113,228     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101 $20,152,853 		  431,816     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100 $11,860,659 		  206,380     Sole		     Sole
Colgate Palmolive Co.		      Common Stock	194162103 $11,518,180 		  161,500     Sole		     Sole
Comcast Corp. Cl A		      Common Stock	20030N101 $ 9,276,246 		  383,633     Sole		     Sole
Dell Inc.			      Common Stock	24702R101 $19,587,720 		  709,700     Sole		     Sole
Dow Chemical			      Common Stock	260543103 $10,932,073 		  253,880     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Stock	263534109 $10,784,256 		  217,600     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102 $13,254,592 		  143,200     Sole		     Sole
Fannie Mae			      Common Stock	313586109 $ 9,508,860 		  156,370     Sole		     Sole
General Electric Co.		      Common Stock	369604103 $13,161,267 		  317,905     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102 $ 8,291,502 		  255,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100 $19,295,698 		  746,160     Sole		     Sole
International Business Machines	      Common Stock	459200101 $10,554,880 		   89,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104 $12,264,876 		  186,680     Sole		     Sole
Kellogg Co.			      Common Stock	487836108 $19,152,000 		  342,000     Sole	    	     Sole
Merck & Co. Inc.		      Common Stock	589331107 $10,903,489 		  210,940     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104 $19,960,918 		  677,560     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105 $ 9,853,117 		  144,686     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108 $12,378,010 		  168,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103 $10,692,522 		  437,680     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109 $13,449,008 		  191,200     Sole		     Sole
Progressive Corp.		      Common Stock	743315103 $18,225,990 		  939,000     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103 $22,828,582 		1,367,800     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104 $20,746,530 		  567,000     Sole		     Sole
3M Co.				      Common Stock	88579Y101 $10,716,782 		  114,520     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104 $12,522,783 		  282,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102 $ 9,744,145 		  194,300     Sole		     Sole

====================================================================================================================================
